Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,708,401.36
Previously Paid Amount
Total Fee Amount	1,893.13
Total Offset Amount
Net Fee	$ 1,893.13